Other Long-Term Assets	12 Months Ended
Dec. 31, 2024
Other Long-Term Assets [Abstract]
OTHER LONG-TERM ASSETS	NOTE 4:- OTHER LONG-TERM ASSETS
	December 31,
	2024	2023

Unbilled receivables	$4,669	$3,988
Rent deposits	1,259	2,116
Other	496	392

	$6,424	$6,496